SCHEDULE OF ASSETS AND LIABILITIES ARE MEASURED AT FAIR VALUE (Details) - Stardust Power Inc And Subsidiary [Member] - USD ($)		Sep. 30, 2024		Dec. 31, 2023
Platform Operator, Crypto Asset [Line Items]
Investment in equity securities		$ 67,562	[1]	$ 218,556	[2]
Total financial assets		67,562		218,556
SAFE notes	[3],[4]			5,212,200
Total financial liabilities		2,972,800		5,212,200
Liabilities
Sponsor earnout shares	[5]	2,972,800
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Investment in equity securities		67,562	[1]	218,556	[2]
Total financial assets		67,562		218,556
SAFE notes	[3],[4]
Total financial liabilities
Liabilities
Sponsor earnout shares	[5]
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Investment in equity securities			[1]		[2]
Total financial assets
SAFE notes	[3],[4]
Total financial liabilities
Liabilities
Sponsor earnout shares	[5]
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Investment in equity securities			[1]		[2]
Total financial assets
SAFE notes	[3],[4]			5,212,200
Total financial liabilities		2,972,800		5,212,200
Liabilities
Sponsor earnout shares	[5]	$ 2,972,800

[1]	These represent equity investments with a readily determinable fair value. The Company has measured its investments to fair value in accordance with ASC 321, Investments-Equity Securities, based on quoted prices in active markets.
[2]	These represent equity investments with a readily determinable fair value. The Company has measured its investments to fair value in accordance with ASC 321, Investments-Equity Securities, based on quoted prices in active markets.
[3]	The valuation of the Level 3 measurement considered the probabilities of the occurrence of the scenarios as discussed in Note 2 the audited consolidated financial statements of Legacy Stardust Power and notes thereto for the period March 16, 2023 (inception) to December 31, 2023 included in the Company’s Registration Statement on Form S-4/A filed with the SEC on May 8, 2024.
[4]	The valuation of the Level 3 measurement considered the probabilities of the occurrence of the scenarios as discussed in Note 2.
[5]	For Level 3 earnout liability, the Company assesses the fair value of expected earnout liability at each reporting period using the Monte Carlo Method, which is consistent with the initial measurement of the expected earnout consideration. This fair value measurement is considered a Level 3 measurement because the Company estimates projections during the earnout period utilizing various potential pay-out scenarios. The Monte Carlo simulation method repeats a process thousands of times in an attempt to predict all the possible future outcomes. At the end of the simulation, several random trials produce a distribution of outcomes that are then analyzed to determine the average present value of earnout. Change in the fair value of earnout liability is reflected in our unaudited condensed consolidated statements of operations.